UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  28-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons              Atlanta, Georgia           April 29, 2013
      -----------------              ----------------           --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           20
                                         -----------

Form 13F Information Table Value Total:  $    78,885
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
APPLE COMPUTER INC                       COM      037833100       3,940       8,900 SH       SOLE                  8,900
BANCO LATINOAMERICANO DE COME            COM      P16994132       2,113      85,400 SH       SOLE                 85,400
CELGENE CORP                             COM      151020104       4,915      42,400 SH       SOLE                 42,400
CIGNA CORP                               COM      125509109       3,489      55,940 SH       SOLE                 55,940
Cisco Systems Inc                        COM      17275R102       2,534     121,280 SH       SOLE                121,280
CONOCOPHILLIPS                           COM      20825C104       3,888      64,700 SH       SOLE                 64,700
CREDICORP LTD                            COM      G2519Y108       5,490      33,060 SH       SOLE                 33,060
CVS CAREMARK CORPORATION                 COM      126650100       4,992      90,780 SH       SOLE                 90,780
DOLLAR GEN CORP NEW                      COM      256677105       4,543      89,820 SH       SOLE                 89,820
GENERAL DYNAMICS CORP                    COM      369550108       3,344      47,430 SH       SOLE                 47,430
INTEL CORP                               COM      458140100       3,787     173,430 SH       SOLE                173,430
MASTERCARD INC CLASS A                   COM      57636Q104       4,935       9,120 SH       SOLE                  9,120
MCKESSON CORP                            COM      58155Q103       4,993      46,250 SH       SOLE                 46,250
MEDTRONIC INC                            COM      585055106       3,179      67,700 SH       SOLE                 67,700
NETAPP INC                               COM      64110D104       3,467     101,480 SH       SOLE                101,480
ORACLE CORP                              COM      009716173       2,211      68,380 SH       SOLE                 68,380
STEPAN CO                                COM      858586100       4,153      65,822 SH       SOLE                 65,822
Time Warner Inc.                         COM      887317303       4,419      76,700 SH       SOLE                 76,700
UNUM GROUP                               COM      91529Y106       4,511     159,680 SH       SOLE                159,680
WALGREEN CO                              COM      931422109       3,982      83,520 SH       SOLE                 83,520